Statement of Changes in Net Assets Available for Benefits - EBP 017 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment gain:
Plan interest in net increase in net assets of Master Trust	$ 11,819,847
Contributions:
Participants'	1,791,900
Employer's	1,274,215
Interest income on notes receivable from participants	30,704
Total additions	14,916,666
Deductions from net assets attributed to:
Distributions to participants or beneficiaries	5,486,411
Administrative expenses	10,274
Total deductions	5,496,685
Increase in net assets	9,419,981
Net assets at the beginning of the year	58,647,425
Net assets at the end of the year	$ 68,067,406